Long-Term and Short-Term Loans Issued - Analysis of Loans by Credit Quality (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Less: Provision for loan impairment	₽ (321)	₽ (116)	₽ (202)
Installment card loans [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Less: Provision for loan impairment	(222)	0
Total loans issued	1,690
Installment card loans [member] | Expected credit losses collectively assessed [member] | Non-overdue [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	1,668
Installment card loans [member] | Expected credit losses collectively assessed [member] | Up to 30 days overdue [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	88
Installment card loans [member] | Expected credit losses collectively assessed [member] | 30 to 60 days overdue [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	35
Installment card loans [member] | Expected credit losses collectively assessed [member] | 60 to 90 days overdue [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	25
Installment card loans [member] | Expected credit losses collectively assessed [member] | Over 90 days overdue [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	96
Loans to individuals [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	1	24
Loans to individuals [member] | Expected credit losses individually assessed [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	1	24
Loans to legal entities [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Less: Provision for loan impairment	(96)	(113)	₽ (199)
Total loans issued	164	115
Loans to legal entities [member] | Expected credit losses individually assessed [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	260	228
Loans to credit Institutions [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Less: Provision for loan impairment	(3)	(3)
Loans to credit Institutions [member] | Expected credit losses individually assessed [member]
Disclosure Of Analysis Of Loans By Credit Quality [Line Items]
Total loans issued	₽ 3	₽ 3